Related Parties - Summary of Related Party Transactions Included in the Changes in Operating Assets And Liabilities in the Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Accounts receivable, net	$ (995)	$ (2,221)
Prepaid expenses and other current assets	(269)
Deferred revenue, current and non-current	(22,253)	3,112
Joyn [Member]
Related Party Transaction [Line Items]
Accounts receivable, net	163	(54)
Prepaid expenses and other current assets	(24)
Deferred revenue, current and non-current	(7,273)	5,719
Motif [Member]
Related Party Transaction [Line Items]
Accounts receivable, net	1,651	(2,035)
Prepaid expenses and other current assets	(232)
Deferred revenue, current and non-current	(8,561)	9
Genomatica [Member]
Related Party Transaction [Line Items]
Accounts receivable, net	(1,500)	8
Prepaid expenses and other current assets
Deferred revenue, current and non-current	(7,931)	(2,232)
Allonnia [Member]
Related Party Transaction [Line Items]
Accounts receivable, net	(1,309)
Prepaid expenses and other current assets	(13)
Deferred revenue, current and non-current	1,584
Synlogic [Member]
Related Party Transaction [Line Items]
Accounts receivable, net
Prepaid expenses and other current assets
Deferred revenue, current and non-current	(72)	144
Glycosyn [Member]
Related Party Transaction [Line Items]
Accounts receivable, net		(140)
Prepaid expenses and other current assets
Deferred revenue, current and non-current		$ (528)